INCOME TAXES - Schedule of Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
2022	$ 42,095
2023	41,808
2024	31,743
2025	18,447
2026	14,422
Indefinite	803,637
Total	952,152
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
Indefinite	34,421
Total	34,421
Foreign Tax Authority | U.S.
Operating Loss Carryforwards [Line Items]
2022	28,040
2023	36,706
2024	26,202
2025	18,364
2026	14,356
Indefinite	679,691
Total	803,359
Foreign Tax Authority | Foreign (excluding U.S.)
Operating Loss Carryforwards [Line Items]
2022	14,055
2023	5,102
2024	5,541
2025	83
2026	66
Indefinite	89,525
Total	$ 114,372